3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Of Financial Instruments Tables
Schedule of fair value measurements
	Fair Value at December 31, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	—	—	(114)	(114)
Warrants issued in connection with Senior Secured Debt	—	—	(1,306)	(1,306)
Total long-term liabilities at fair value	$—	$—	$(1,420)	$(1,420)

	Fair Value at December 31, 2015

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)
Warrants issued in connection with the issuance of Series B preferred stock	—	—	(1,461)	(1,461)
Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

Summary of changes to Level 3 instruments
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Series C Warrants	Series B Warrants	Senior Secured Debt	Distributor Debt	Total
Balance, December 31, 2015	$(1,145)	$(1,461)	$—	$—	$(2,606)
Warrants issued during the period	—	—	(377)	(114)	(491)
Change in fair value during the period	1,145	1,461	(929)	—	1,677
Balance, December 31, 2016	$—	$—	$1,306	$(114)	$(1,420)